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                     Robins, Kaplan, Miller & Ciresi L.L.P.
                               2800 LaSalle Plaza
                               800 LaSalle Avenue
                           Minneapolis, MN 55402-2015
                           Telephone: (612) 349-8500
                           Facsimile: (612) 349-4181
                                  www.rkmc.com


                                 March 29, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C.  20549

  Re: General Securities, Incorporated -- SEC File Nos. 2-77092 and 811-549
      Certification regarding Prospectus and Statement of Additional Information pursuant to Rule 497(j)

Ladies and Gentlemen:

         On behalf of General Securities, Incorporated (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Funds' Prospectus dated March 24, 2004 and Statement of Additional Information dated March 24, 2004 would not have differed from that contained in the most recent Post-Effective Amendment to the Company's Registration Statement on Form N-1A, which was filed electronically on March 22, 2004.

                            Very truly yours,

                            /s/ Sandra Schreur Jones

                            Sandra Schreur Jones